Other Income - Summary Of Other Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
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Gains on disposal of property and equipment and investment properties	₩ 22,447	₩ 52,603	₩ 54,007
Gains on disposal of intangible assets	1,727	622	1,726
Gain on disposal of right-of-use assets	3,580	3,326	3,138
Property and Equipment loss recovery income	152,712	159,849	148,927
Gains on government subsidies	40,725	44,473	43,822
Income from government subsidies	6,982	38,319	5
Gain on disposal of investments in subsidiaries	28,825	216,591	244
Others	51,046	79,568	55,785
Total	₩ 308,044	₩ 595,351	₩ 307,654